COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 14:     COMMITMENTS AND CONTINGENCIES

A. Liens

Loans, Bonds and Capital Leases

For liens relating to the TSNB Credit Line Agreement, see Note 11F. For liens under TPSCo’s JP Loan, see Note 11C. For liens under the capital lease agreements, see Note 11D. For negative pledge under the Series G Debentures’ indenture, see Note 10.

B. TPSCo

1.          Renewed Contracts

In August 2022, agreements were signed between Tower, TPSCo and NTCJ to extend the business relationship of these three companies through March 2027 under certain amended terms, including changes to the commercial pricing for the manufacturing and other services provided by TPSCo and enhanced financial support from Tower and NTCJ to TPSCo.

2.         Japanese Facility Operations Restructuring

As part of agreements signed in 2019, as amended thereafter, between the Company, NTCJ and TPSCo, it has been decided to re-organize and re-structure operations in Japan such that, while operations at the Uozu and Tonami facilities will remain unchanged, the Arai manufacturing factory, which was manufacturing products solely for NTCJ and was not serving the Company’s customers, will cease operations. This cessation of operations of Arai factory occurred in June 2022 and during 2022 TPSCo initiated the process of transferring part of the machinery and equipment from the Arai factory to the Tonami factory for operations there-at. The rest of the machinery and equipment were sold to third parties. The restructuring process, including the transfer and installation of machinery and equipment in the Tonami factory and the sale of the other equipment, is expected to be completed during 2023. For the year ended December 31, 2022, the Company recorded restructuring gain from sale of machinery and equipment, net of $20,243 as well as restructuring expense of $10,684.

Changes in accruals related to Arai factory cessation for the year ended December 31, 2022 were as follows:

Details	Asset disposal accrual	Other Restructuring costs accrual
Accrued balance as of January 1, 2022	$2,250	$-
Expenses accrued	-	10,684
Accruals related to assets	521	2,654
Cash payments	(808)	(5,703)
Accrued balance as of December 31, 2022	$1,963	$7,635

C. License Agreements

The Company enters into intellectual property and licensing agreements with third parties from time to time. The effect of each of them on the Company’s total assets and results of operations is immaterial. Certain of these agreements call for royalties to be paid by the Company to these third parties.

D. TSNB Lease Agreement

TSNB leases its fabrication facilities under an operational lease contract that is due to expire in 2027. In amendments to its lease, (i) TSNB secured various contractual safeguards designed to limit and mitigate any adverse impact of construction activities on its fabrication operations; and (ii) certain obligations of TSNB and the landlord are specified, including certain noise abatement actions at the fabrication facility. The landlord has made claims that TSNB’s noise abatement efforts are not adequate under the terms of the amended lease, and has requested a judicial declaration that TSNB has committed material non-curable breaches of the lease and that, in accordance with the lease, the landlord would be entitled to terminate the lease. TSNB does not agree and is disputing these claims.

E. Definitive Agreement with ST Microelectronics

In 2021, TSIT, Tower’s wholly-owned Italian subsidiary, entered into a definitive agreement with ST Microelectronics (“ST”) to share under collaborative arrangement a 300mm manufacturing fabrication facility that is planned to be established in Agrate Italy. The fab is currently under construction by ST. The parties are planning to share the cleanroom space and the facility infrastructure that shall be built, with the Company installing its own equipment in one-third of the total space. TSIT and ST will invest in their respective process equipment, and work to accelerate the process flows transfer to the fab, product development, qualification and subsequent ramp-up. Operations will continue to be managed by ST. During 2022, TSIT started installation of certain tools in the Agrate facility and the development of certain processes and technologies that it expects to transfer to the Agrate facility. As of December 31, 2022, the operations in Italy have not commenced.

F. Other Agreements

From time to time, in the ordinary course of business, the Company enters into long-term agreements with various entities for the joint development of products IPs and processes. The developed IPs may be owned separately by either the other entity or the Company, or owned jointly by both parties, as applicable.